Summary of Significant Accounting Polices (Details 3) (USD $)	3 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Numerator:
Net income (loss)	$ (142,947)	$ (54,033)	$ 191,922	$ (6,532,289)
Denominator:
Weighted average shares outstanding (basic)	16,970,465	17,083,596	17,123,460	17,045,824
Effect of diluted securities	0	0	139,192	0
Weighted average shares outstanding (diluted)	16,970,465	17,083,596	17,262,652	17,045,824
Earnings loss per share:
Basic	$ (0.01)	$ 0.00	$ 0.01	$ (0.38)
Diluted	$ (0.01)	$ 0.00	$ 0.01	$ (0.38)